Risk and Capital Management- Summary of VaR Total - Historical Simulation (Detail) - BRL (R$) R$ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of Value at Risk historical simulation [Line Items]
Risk factor group	R$ 223	R$ 278
Interest rate risk [Member]
Disclosure of Value at Risk historical simulation [Line Items]
Risk factor group	431	813
Foreign exchange risk [member]
Disclosure of Value at Risk historical simulation [Line Items]
Risk factor group	24	11
Shares [member]
Disclosure of Value at Risk historical simulation [Line Items]
Risk factor group	30	29
Commodity price risk [member]
Disclosure of Value at Risk historical simulation [Line Items]
Risk factor group	1	1
Risk diversification effect [member]
Disclosure of Value at Risk historical simulation [Line Items]
Risk factor group	(263)	(576)
Average [Member]
Disclosure of Value at Risk historical simulation [Line Items]
Risk factor group	282	334
Average [Member] | Interest rate risk [Member]
Disclosure of Value at Risk historical simulation [Line Items]
Risk factor group	614	816
Average [Member] | Foreign exchange risk [member]
Disclosure of Value at Risk historical simulation [Line Items]
Risk factor group	29	28
Average [Member] | Shares [member]
Disclosure of Value at Risk historical simulation [Line Items]
Risk factor group	23	30
Average [Member] | Commodity price risk [member]
Disclosure of Value at Risk historical simulation [Line Items]
Risk factor group	2	2
Bottom of range [member]
Disclosure of Value at Risk historical simulation [Line Items]
Risk factor group	166	209
Bottom of range [member] | Interest rate risk [Member]
Disclosure of Value at Risk historical simulation [Line Items]
Risk factor group	292	652
Bottom of range [member] | Foreign exchange risk [member]
Disclosure of Value at Risk historical simulation [Line Items]
Risk factor group	9	11
Bottom of range [member] | Shares [member]
Disclosure of Value at Risk historical simulation [Line Items]
Risk factor group	9	14
Bottom of range [member] | Commodity price risk [member]
Disclosure of Value at Risk historical simulation [Line Items]
Risk factor group	1	1
Top of range [member]
Disclosure of Value at Risk historical simulation [Line Items]
Risk factor group	763	472
Top of range [member] | Interest rate risk [Member]
Disclosure of Value at Risk historical simulation [Line Items]
Risk factor group	1,961	960
Top of range [member] | Foreign exchange risk [member]
Disclosure of Value at Risk historical simulation [Line Items]
Risk factor group	71	59
Top of range [member] | Shares [member]
Disclosure of Value at Risk historical simulation [Line Items]
Risk factor group	49	57
Top of range [member] | Commodity price risk [member]
Disclosure of Value at Risk historical simulation [Line Items]
Risk factor group	R$ 4	R$ 5